Inventory - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about Inventory [Abstract]
Inventory used in new product development	$ 154	$ 124	$ 32